Fair Value Measurements - Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis (Details) - Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Share Warrant [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance	$ 486,495	$ 26,283
Initial measurement		26,551	26,283
Change in fair value		433,661
Fair value ending balance		486,495	26,283
Preferred Share Warrants [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance	64
Initial measurement
Change in fair value	(41)	64
Fair value ending balance	23	64
Warrant Liability [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance	486,559	26,283
Initial measurement		26,551	26,283
Change in fair value		433,725
Fair value ending balance		486,559	26,283
Derivative Liability [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance	$ 313,191	2,724
Initial measurement		105,980	2,724
Change in fair value		204,487
Fair value ending balance		$ 313,191	$ 2,724